RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 439	$ 235
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 126	$ 59